Revenues - Schedule of Breakdown of Revenues by Geographic Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 1,946,647	€ 1,904,549	€ 1,492,840
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	680,259	658,694	520,226
Italy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	255,527	281,793	224,342
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	524,790	454,890	324,575
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	452,770	384,544	270,312
Greater China Region
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	509,378	595,515	494,110
Rest of APAC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	229,877	192,492	150,692
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	2,343	2,958	3,237
Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 12,314	€ 15,505	€ 8,701